UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      NewYork NY	 May 10, 2005

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $178,305,812

List of Other Included Managers: N/A

FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE


ALLTEL CORP                    COM             020039103   2,176       3,361   SH            SOLE               3,361
AT&T INC                       COM             00206R102   8,460      31,285   SH            SOLE              31,285
BANK OF AMERICA CORPORATION    COM             060505104   3,233       7,100   SH            SOLE               7,100
BAXTER INTERNATIONAL INC       COM             071813109  53,468     137,769   SH            SOLE             137,769
BLOCK H & R INC                COM             093671105   3,031      14,000   SH            SOLE              14,000
BOEING CO                      COM             097023105  92,526     118,730   SH            SOLE             118,730
CHESAPEAKE ENERGY CORP         COM             165167107 105,469     335,782   SH            SOLE             335,782
CONEXANT SYSTEMS INC           NOTE 4.000% 2/0 207142AF7  22,871   2,320,000   SH            SOLE           2,320,000
CONOCOPHILLIPS                 COM             20825C104   2,375       3,761   SH            SOLE               3,761
CONSECO INC                    COM NEW         208464883  36,219     145,925   SH            SOLE             145,925
CSX CORPORATION                COM             126408103   2,215       3,704   SH            SOLE               3,704
CYPRESS SEMICONDUCTOR COR      COM             232806109  81,046     478,150   SH            SOLE             478,150
DELPHI FINL GROUP INC          Cl A            24717P207  39,875     486,275   SH            SOLE             486,275
EARTHLINK INC                  COM             270321102  18,148     190,033   SH            SOLE             190,033
EXXON MOBIL CORP               COM             30231G102   7,355      12,085   SH            SOLE              12,085
FLOWSERVE CORP                 COM             34354P105   2,363       4,050   SH            SOLE               4,050
FREDDIE MAC                    COM             313400301  76,053     124,677   SH            SOLE             124,677
GENERAL MOTORS CORP            COM             370442105  44,006     206,892   SH            SOLE             206,892
GENERAL MTRS CORP              DEB SR CONV B   370442733   8,429      51,900   SH            SOLE              51,900
JOHNSON & JOHNSON              COM             478160104   2,798       4,725   SH            SOLE               4,725
MAUI LAND PINEAPPLE CO.        COM             577345101  36,589      96,925   SH            SOLE              96,925
MERCK & COMPANY INC            COM             589331107   4,469      12,686   SH            SOLE              12,686
NATIONAL OILWELL VARCO INC     COM             637071101  45,279      70,616   SH            SOLE              70,616
NCR CORP NEW                   COM             62886E108  48,288     115,550   SH            SOLE             115,550
NEWS CORP                      CL A            65248E104  15,044      90,574   SH            SOLE              90,574
PFIZER INC                     COM             717081103  71,347     286,304   SH            SOLE             286,304
QUALCOMM INC                   COM             747277101  24,270      47,954   SH            SOLE              47,954
QUESTAR CORP                   COM             748356102  61,212      87,383   SH            SOLE              87,383
ROGERS COMMUNICATIONS INC      CL B            775109200   2,251       5,900   SH            SOLE               5,900
ROWAN COMPANIES INC            COM             779382100 112,806     256,610   SH            SOLE             256,610
SABRE HOLDINGS CORP            COM             785905100  49,260     209,349   SH            SOLE             209,349
SCHERING PLOUGH CORP           COM             806605101  62,903     331,241   SH            SOLE             331,241
SERVICE CORP INTL              COM             817565104   1,110      14,230   SH            SOLE              14,230
SONY CORP                      COM             835699307  94,866     205,917   SH            SOLE             205,917
SPRINT NEXTEL CORP             COM FON         852061100  51,405     198,934   SH            SOLE             198,934
SUN MICROSYSTEMS INC           COM             866810104  98,694   1,923,864   SH            SOLE           1,923,864
UNION PACIFIC CORP             COM             907818108  25,054      26,838   SH            SOLE              26,838
VERIZON COMMUNICATIONS         COM             92343V104  30,421      89,316   SH            SOLE              89,316
WACHOVIA CORP 2ND NEW          COM             929903102  95,304     170,035   SH            SOLE             170,035
DISNEY WALT CO                 COM DISNEY      254687106  91,172     326,900   SH            SOLE             326,900
WASHINGTON MUT INC             COM             939322103  75,377     176,859   SH            SOLE             176,859
WASTE MGMT INC DEL             COM             94106L109  15,058      42,658   SH            SOLE              42,658
WILLIAMS COS INC DEL           COM             969457100  58,763     274,720   SH            SOLE             274,720
